Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Formation and operating costs	$ 432,523	$ 147,633	$ 241,607	$ 775,596	$ 451,461
Franchise tax expenses	11,373	24,000	26,333	59,973	56,918
Loss from Operations	(443,896)	(171,633)	(267,940)	(835,569)	(508,379)
Other income
Interest earned on investment held in Trust Account	681,853	451,036	473,721	2,956,252	1,309,248
Income before income taxes	237,957	279,403	205,781	2,120,683	800,869
Income taxes provision	201,713			871,345	396,253
Net Income (Loss)	$ 36,244	$ 279,403	$ 205,781	$ 1,249,338	$ 404,616
Basic weighted average shares outstanding (in Shares)	4,983,493	9,775,000	3,886,909	8,031,032	5,452,529
Basic net loss per share (in Dollars per share)	$ 0.07	$ 0.03	$ 1.04	$ 0.23	$ 0.67
Feutune Light Acquisition Corporation
Other income
Basic weighted average shares outstanding (in Shares)	3,002,625	3,002,625	2,473,977	3,002,625	2,614,542
Basic net loss per share (in Dollars per share)	$ (0.11)	$ (0.01)	$ (1.55)	$ (0.19)	$ (1.25)